UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21218

Eaton Vance New York Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2017

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)    •    Michigan (MIW)

New Jersey (EMJ)    •    New York II (NYH)    •    Ohio (EIO)    •    Pennsylvania (EIP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2017

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund II	2
California Municipal Bond Fund II	3
Massachusetts Municipal Bond Fund	4
Michigan Municipal Bond Fund	5
New Jersey Municipal Bond Fund	6
New York Municipal Bond Fund II	7
Ohio Municipal Bond Fund	8
Pennsylvania Municipal Bond Fund	9

Endnotes and Additional Disclosures	10

Financial Statements	11

Officers and Trustees	77

Important Notices	78

Eaton Vance

Municipal Bond Fund II

March 31, 2017

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–3.46%	–0.68%	7.03%	4.81%
Fund at Market Price	—	–6.79	–4.37	2.48	3.90
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	–3.29%	0.39%	4.51%	4.67%

% Premium/Discount to NAV[3]
					–8.15%

Distributions[4]
Total Distributions per share for the period					$0.302
Distribution Rate at NAV					4.46%
Taxable-Equivalent Distribution Rate at NAV					7.88%
Distribution Rate at Market Price					4.86%
Taxable-Equivalent Distribution Rate at Market Price					8.59%

% Total Leverage[5]
Auction Preferred Shares (APS)					2.15%
Institutional MuniFund Term Preferred (iMTP) Shares					18.06
Residual Interest Bond (RIB) Financing					19.25

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund II

March 31, 2017

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–2.97%	–0.84%	6.02%	4.42%
Fund at Market Price	—	–9.60	–9.15	4.03	3.50
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	–3.29%	0.39%	4.51%	4.67%

% Premium/Discount to NAV[3]
					–10.15%

Distributions[4]
Total Distributions per share for the period					$0.265
Distribution Rate at NAV					4.14%
Taxable-Equivalent Distribution Rate at NAV					8.44%
Distribution Rate at Market Price					4.61%
Taxable-Equivalent Distribution Rate at Market Price					9.39%

% Total Leverage[5]
APS					1.09%
iMTP Shares					29.98
RIB Financing					8.76

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2017

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–4.65%	–1.35%	5.33%	5.08%
Fund at Market Price	—	–9.51	–6.12	2.43	4.04
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	–3.29%	0.39%	4.51%	4.67%

% Premium/Discount to NAV[3]
					–9.82%

Distributions[4]
Total Distributions per share for the period					$0.293
Distribution Rate at NAV					3.73%
Taxable-Equivalent Distribution Rate at NAV					6.94%
Distribution Rate at Market Price					4.14%
Taxable-Equivalent Distribution Rate at Market Price					7.71%

% Total Leverage[5]
APS					1.54%
iMTP Shares					31.88
RIB Financing					1.23

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2017

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–3.03%	0.59%	6.29%	5.63%
Fund at Market Price	—	–8.70	–3.91	3.26	5.04
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	–3.29%	0.39%	4.51%	4.67%

% Premium/Discount to NAV[3]
					–10.76%

Distributions[4]
Total Distributions per share for the period					$0.310
Distribution Rate at NAV					4.05%
Taxable-Equivalent Distribution Rate at NAV					7.47%
Distribution Rate at Market Price					4.54%
Taxable-Equivalent Distribution Rate at Market Price					8.38%

% Total Leverage[5]
APS					7.79%
iMTP Shares					29.30

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–5.29%	–1.70%	5.60%	4.86%
Fund at Market Price	—	–12.76	–7.10	2.24	3.76
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	–3.29%	0.39%	4.51%	4.67%

% Premium/Discount to NAV[3]
					–11.27%

Distributions[4]
Total Distributions per share for the period					$0.320
Distribution Rate at NAV					4.53%
Taxable-Equivalent Distribution Rate at NAV					8.79%
Distribution Rate at Market Price					5.11%
Taxable-Equivalent Distribution Rate at Market Price					9.92%

% Total Leverage[5]
APS					3.73%
iMTP Shares					29.09
RIB Financing					6.26

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

New York Municipal Bond Fund II

March 31, 2017

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–3.76%	–1.65%	4.94%	4.15%
Fund at Market Price	—	–11.17	–6.62	2.48	3.13
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	–3.29%	0.39%	4.51%	4.67%

% Premium/Discount to NAV[3]
					–9.03%

Distributions[4]
Total Distributions per share for the period					$0.293
Distribution Rate at NAV					4.53%
Taxable-Equivalent Distribution Rate at NAV					8.78%
Distribution Rate at Market Price					4.98%
Taxable-Equivalent Distribution Rate at Market Price					9.65%

% Total Leverage[5]
APS					3.16%
iMTP Shares					20.73
RIB Financing					16.41

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2017

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–4.11%	–0.81%	6.62%	4.52%
Fund at Market Price	—	–12.94	–5.02	3.40	3.88
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	–3.29%	0.39%	4.51%	4.67%

% Premium/Discount to NAV[3]
					–7.66%

Distribution Rate at NAV[4]
Total Distributions per share for the period					$0.301
Distribution Rate at NAV					4.36%
Taxable-Equivalent Distribution Rate at NAV					8.11%
Distribution Rate at Market Price					4.72%
Taxable-Equivalent Distribution Rate at Market Price					8.78%

% Total Leverage[5]
APS					4.15%
iMTP Shares					27.20
RIB Financing					3.91

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–3.34%	0.39%	6.41%	5.49%
Fund at Market Price	—	–10.15	–5.68	4.24	4.74
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	–3.29%	0.39%	4.51%	4.67%

% Premium/Discount to NAV[3]
					–9.87%

Distribution Rate at NAV[4]
Total Distributions per share for the period					$0.326
Distribution Rate at NAV					4.63%
Taxable-Equivalent Distribution Rate at NAV					8.44%
Distribution Rate at Market Price					5.14%
Taxable-Equivalent Distribution Rate at Market Price					9.37%

% Total Leverage[5]
APS					1.91%
iMTP Shares					30.61
RIB Financing					5.07

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Municipal Bond Funds

March 31, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year- end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution for Municipal Bond Fund II, Massachusetts Municipal Bond Fund, Michigan Municipal Bond Fund, New York Municipal Bond Fund II and Ohio Municipal Bond Fund.

[5]

Fund employs RIB financing and/or APS and iMTP Shares leverage. The leverage created by RIB investments, APS and iMTP Shares provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short- term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. iMTP Shares leverage represents the liquidation value of the Fund’s iMTP Shares outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

10

Eaton Vance

Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 162.1%

Security	Principal Amount (000’s omitted)	Value

Education — 5.7%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$1,500	$1,651,485
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	620,692
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,924,595
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,851,812
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,622,655

		$7,671,239

Electric Utilities — 4.9%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$371,785
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,420,692
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	3,000	3,416,460
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	758,288
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	572,065

		$6,539,290

Escrowed / Prerefunded — 11.5%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	$2,200	$2,459,666
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/29	1,545	1,787,287
Hawaii, Prerefunded to 12/1/21, 5.00%, 12/1/30	620	717,229
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	235	274,670
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 11/15/18, 5.50%, 11/15/36	665	713,472
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 11/15/18, 5.50%, 11/15/36	2,045	2,194,060
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	500	539,040
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	110	118,484
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,310	1,411,040

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	$1,000	$1,049,590
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/37	2,500	2,614,775
University of Virginia, Prerefunded to 6/1/18, 5.00%, 6/1/40	1,500	1,571,100

		$15,450,413

General Obligations — 19.9%
California, 5.00%, 12/1/30	$610	$702,751
California, 5.00%, 10/1/33	2,150	2,471,124
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,804,454
Clark County, NV, 5.00%, 7/1/33	500	561,415
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,053,625
Hawaii, 5.00%, 12/1/29	955	1,083,677
Hawaii, 5.00%, 12/1/30	380	427,606
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,201,600
Mississippi, 5.00%, 10/1/36(1)	1,725	1,938,935
New York, 5.00%, 2/15/34(1)	2,750	3,092,925
New York, NY, 5.00%, 8/1/31	2,000	2,281,740
Oregon, 5.00%, 8/1/36	1,000	1,123,800
Washington, 5.00%, 2/1/35(1)	5,250	5,949,667

		$26,693,319

Hospital — 6.3%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$406,112
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	684,034
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,746,168
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	2,500	2,785,550
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.50%, 11/15/39	2,695	2,873,436

		$8,495,300

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$607,697

		$607,697

11	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 4.6%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,399,447
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	817,813

		$6,217,260

Insured – Escrowed / Prerefunded — 19.9%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,086,950
Arizona Health Facilities Authority, (Banner Health), (BHAC), Prerefunded to 1/1/18, 5.375%, 1/1/32	1,750	1,809,325
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	670	712,183
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	446,443
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	704,002
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	2,200	2,299,154
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	1,250	1,324,925
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), (BHAC), Prerefunded to 7/1/17, 5.25%, 7/1/32	2,090	2,110,691
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	305	328,229
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	608,030
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.50%, 1/1/29	255	274,622
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/39	290	313,568
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	210	229,622
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	425	464,712
Palm Springs Unified School District, CA, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	2,750	2,998,683
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,250	3,395,373
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	140,027
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	1,465	1,577,996

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
University of South Alabama, (BHAC), Prerefunded to 8/1/18, 5.00%, 8/1/38	$3,900	$4,108,104
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,717,824

		$26,650,463

Insured – General Obligations — 0.7%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$937,223

		$937,223

Insured – Hospital — 6.7%
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	$1,500	$1,556,190
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,603,624
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,418,000
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,431,491

		$9,009,305

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,446,423

		$1,446,423

Insured – Lease Revenue / Certificates of Participation — 1.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,273,290

		$1,273,290

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,138,377
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,106,820

		$2,245,197

Insured – Solid Waste — 0.4%
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/24	$530	$578,972

		$578,972

12	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 5.5%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,445,350
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,072,079
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	851,104

		$7,368,533

Insured – Student Loan — 0.8%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,000	$1,068,750

		$1,068,750

Insured – Transportation — 19.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$295,797
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	450,304
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	201,924
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	112,472
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,718,124
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,765,174
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,351,314
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,476,900
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,088,520
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	579,608
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,096,815
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	210	217,012
North Texas Tollway Authority, (BHAC), Prerefunded to 1/1/18, 5.75%, 1/1/48	1,540	1,596,272

		$25,950,236

Insured – Water and Sewer — 5.9%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$1,635	$1,677,951
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	105	107,476
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), Prerefunded to 11/15/17, 5.00%, 11/15/33	330	338,514
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,253,940

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	$230	$258,329
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	218,076
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	266,760
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	216,078
New York City Municipal Water Finance Authority, NY, (BHAC), 5.75%, 6/15/40	2,205	2,325,481
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,220,708

		$7,883,313

Lease Revenue / Certificates of Participation — 10.6%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,388,768
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,611,100
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,199,253

		$14,199,121

Other Revenue — 1.3%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,457,261
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	278,886

		$1,736,147

Special Tax Revenue — 10.7%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	$1,850	$2,189,567
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	460,388
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	243,933
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,086,687
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	944,693
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 2/1/39(1)	1,750	1,571,745
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,145	2,439,165
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	1,655	1,897,138

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	$465	$524,557
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,927,016

		$14,284,889

Transportation — 17.8%
Austin, TX, Airport System Revenue, 5.00%, 11/15/41	$2,110	$2,384,996
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,750	1,964,515
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,113,200
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	640	742,976
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,145,836
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,864,445
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	521,744
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	721,357
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	982,424
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,264,758
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,543,222
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	130,381
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,078,050
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,200,968
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	90	98,185
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	230	250,767
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	330	368,168
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	145	161,771
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,329,782
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,081,420
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	1,500	1,631,820
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	265	287,040

		$23,867,825

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 5.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,555	$1,672,854
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	409,917
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	326,106
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,531,400

		$6,940,277

Total Tax-Exempt Investments — 162.1% (identified cost $202,440,066)		$217,114,482

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.5)%		$(4,750,669)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (29.7)%		$(39,754,257)

Other Assets, Less Liabilities — (28.9)%		$(38,681,205)

Net Assets Applicable to Common Shares — 100.0%		$133,928,351

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At March 31, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.6%
Others, representing less than 10% individually	85.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 41.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 15.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

14	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Jun-17	$(4,406,586)	$(4,374,469)	$32,117

						$32,117

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 164.5%

Security	Principal Amount (000’s omitted)	Value

Education — 10.5%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$395	$447,156
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	181,126
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	79,608
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	410,955
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	975,244
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	135,115
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	367,854
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	234,799
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	162,320
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	463,433
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	483,370
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	509,112
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	179,370
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	550	597,899

		$5,227,361

Electric Utilities — 5.9%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$785,133
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	477,906
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	142,234
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,107,570
Vernon, Electric System Revenue, 5.125%, 8/1/21	405	436,039

		$2,948,882

Escrowed / Prerefunded — 14.5%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$1,370	$1,464,557
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	1,200	1,277,220

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	$1,400	$1,528,450
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	720	828,540
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	455	523,591
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	350	417,809
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/28	590	704,307
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	285	309,821
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	170	181,075

		$7,235,370

General Obligations — 31.1%
California, 5.00%, 10/1/31	$565	$655,609
California, 5.50%, 11/1/35	1,300	1,478,763
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,141,600
Jurupa Unified School District, (Election of 2014), 5.00%, 8/1/37	1,150	1,328,676
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,138,140
Mountain View Whisman School District, (Election of 2012), 4.00%, 9/1/42(1)	2,000	2,077,960
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,049,208
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,616,485
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	465,108
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	335	394,717
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	580	678,820
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,266,289
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,161,230

		$15,452,605

Hospital — 10.6%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	$775	$887,840
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	373,636
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	526,390

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	$750	$854,055
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	675,912
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	312,701
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,093,430
Washington Township Health Care District, 5.00%, 7/1/32	555	557,786

		$5,281,750

Insured – Electric Utilities — 3.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$1,081,699
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	610	643,337

		$1,725,036

Insured – Escrowed / Prerefunded — 25.3%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$725	$736,078
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	1,150	1,442,951
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	525	658,739
Carlsbad Unified School District, (Election of 2006), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/32	1,500	1,522,875
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,992,374
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	100	100,734
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	488,398
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	1,250	1,363,037
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	1,040	1,055,028
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	390	411,813
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	1,750	1,828,277

		$12,600,304

Insured – General Obligations — 15.3%
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$7,125	$2,510,992

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	$2,525	$804,819
Coalinga-Huron Joint Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/41(2)	1,265	1,435,218
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,865,280

		$7,616,309

Insured – Hospital — 3.7%
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	$1,750	$1,815,555

		$1,815,555

Insured – Special Tax Revenue — 4.1%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,541,278
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	512,771

		$2,054,049

Insured – Transportation — 5.5%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,411,798
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	330,396

		$2,742,194

Insured – Water and Sewer — 0.9%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$470,561

		$470,561

Lease Revenue / Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$538,171

		$538,171

Special Tax Revenue — 9.5%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,558,778
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,441,583
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	572,595
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	1,000	1,164,770

		$4,737,726

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 11.5%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,289,282
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	601,247
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	1,060	1,171,480
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,429,075
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	694,677
San Jose, Airport Revenue, 5.00%, 3/1/20	500	553,185

		$5,738,946

Water and Sewer — 11.5%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,119,626
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	2,000	2,297,100
San Diego Public Facilities Financing Authority, Sewer Revenue, 5.00%, 5/15/38	2,000	2,299,860

		$5,716,586

Total Tax-Exempt Investments — 164.5% (identified cost $76,763,242)		$81,901,405

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (1.8)%		$(900,067)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (49.5)%		$(24,672,204)

Other Assets, Less Liabilities — (13.2)%		$(6,560,812)

Net Assets Applicable to Common Shares — 100.0%		$49,768,322

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 35.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 16.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	When-issued security.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
U.S. 10-Year Treasury Note	15	Short	Jun-17	$(1,863,371)	$(1,868,438)	$(5,067)
U.S. Long Treasury Bond	15	Short	Jun-17	(2,279,268)	(2,262,656)	16,612

						$11,545

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

19	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 148.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.8%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$734,046
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	803,706

		$1,537,752

Education — 11.0%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$826,800
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	955,173
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,134,700

		$2,916,673

Escrowed / Prerefunded — 13.3%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$25	$26,345
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	70	73,767
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	320	345,818
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/29	490	529,533
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), Prerefunded to 8/15/17, 5.25%, 8/15/28	400	406,680
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/18, 5.50%, 7/1/36	1,000	1,057,030
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,025	1,086,828

		$3,526,001

General Obligations — 10.3%
Boston, 4.00%, 4/1/24	$200	$217,938
Danvers, 5.25%, 7/1/36	565	640,557
Plymouth, 5.00%, 5/1/26	250	281,920
Plymouth, 5.00%, 5/1/31	225	250,312
Plymouth, 5.00%, 5/1/32	205	228,063
Wayland, 5.00%, 2/1/33	340	377,614
Wayland, 5.00%, 2/1/36	510	565,422
Winchester, 5.00%, 4/15/36	160	178,496

		$2,740,322

Security	Principal Amount (000’s omitted)	Value

Hospital — 22.1%
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	$120	$132,977
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	606,102
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	750	825,285
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,000	1,095,250
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	817,098
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/34	500	538,800
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/39	750	806,640
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,052,420

		$5,874,572

Insured – Education — 12.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$917,231
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,381,106
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	929,708

		$3,228,045

Insured – Electric Utilities — 4.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,161,258

		$1,161,258

Insured – Escrowed / Prerefunded — 16.5%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,306,573
Massachusetts Development Finance Agency, (Boston College), (NPFG), Prerefunded to 7/1/17, 5.00%, 7/1/38	750	757,935
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	220	241,710
Revere, (AGC), Prerefunded to 4/1/19, 5.00%, 4/1/39	1,000	1,077,770

		$4,383,988

Insured – General Obligations — 9.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,444,996

		$2,444,996

20	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 4.6%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,234,790

		$1,234,790

Insured – Other Revenue — 2.1%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$545,937

		$545,937

Insured – Special Tax Revenue — 12.0%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$555	$656,338
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	805	931,586
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	510,708
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	944,670
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	147,601

		$3,190,903

Insured – Water and Sewer — 4.6%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,208,534

		$1,208,534

Special Tax Revenue — 5.0%
Massachusetts Bay Transportation Authority, 5.00%, 7/1/35	$1,210	$1,330,468

		$1,330,468

Transportation — 12.2%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,089,960
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	541,325

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Massachusetts Port Authority, 5.00%, 7/1/28	$250	$278,575
Massachusetts Port Authority, 5.00%, 7/1/34	435	477,587
Massachusetts Port Authority, 5.00%, 7/1/45	750	851,242

		$3,238,689

Water and Sewer — 3.1%
Boston Water & Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/27	$750	$822,667

		$822,667

Total Tax-Exempt Investments — 148.4% (identified cost $35,583,918)		$39,385,595

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.4)%		$(625,024)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.5)%		$(12,872,359)

Other Assets, Less Liabilities — 2.5%		$658,273

Net Assets Applicable to Common Shares — 100.0%		$26,546,485

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 44.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.1% to 14.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Jun-17	$(1,367,561)	$(1,357,594)	$9,967

						$9,967

21	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

22	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 156.9%

Security	Principal Amount (000’s omitted)	Value

Education — 5.8%
Michigan Technological University, 4.00%, 10/1/36	$570	$581,451
Wayne State University, 5.00%, 11/15/40	675	741,049

		$1,322,500

Electric Utilities — 7.5%
Holland, Electric Utility System, 5.00%, 7/1/39	$865	$969,648
Michigan Public Power Agency, 5.00%, 1/1/43	700	734,601

		$1,704,249

Escrowed / Prerefunded — 2.2%
Kalamazoo Hospital Finance Authority, (Bronson Healthcare Group), Prerefunded to 5/15/21, 5.25%, 5/15/33	$430	$493,575

		$493,575

General Obligations — 35.4%
Battle Creek, 5.00%, 12/1/41	$750	$844,178
Buchanan Community Schools, 4.00%, 5/1/31	500	519,585
Comstock Park Public Schools, 5.125%, 5/1/31	205	226,773
Comstock Park Public Schools, 5.25%, 5/1/33	165	184,549
East Grand Rapids Public Schools, 5.00%, 5/1/39	665	736,754
Grass Lake Community Schools, 5.00%, 5/1/30	430	491,094
Lakeview School District, 5.00%, 5/1/40	650	723,684
Lansing Community College, 5.00%, 5/1/30	1,000	1,119,810
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	771,615
Rockford Public Schools, 5.00%, 5/1/44	500	555,035
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	711,549
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,108,570

		$7,993,196

Hospital — 21.2%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$810,892
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	811,545
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	810,075
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	541,945
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	746,109
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,081,200

		$4,801,766

Security	Principal Amount (000’s omitted)	Value

Insured – Bond Bank — 3.2%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$720,230

		$720,230

Insured – Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$648,534

		$648,534

Insured – Escrowed / Prerefunded — 32.7%
Battle Creek, (BAM), Prerefunded to 6/1/18, 5.00%, 6/1/33	$250	$261,820
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.125%, 10/1/33	435	461,748
Grand Rapids Water Supply System, (AGC), Prerefunded to 1/1/19, 5.00%, 1/1/29	1,000	1,068,300
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,135	1,227,911
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,276,567
Pinconning Area Schools, (AGM), Prerefunded to 5/1/17, 5.00%, 5/1/33	1,000	1,003,610
Royal Oak, (AGC), Prerefunded to 10/1/18, 6.25%, 10/1/28	1,000	1,078,510

		$7,378,466

Insured – General Obligations — 21.3%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$559,940
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	816,713
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,281,668
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	552,395
South Haven Public Schools, (BAM), 5.00%, 5/1/41	950	1,048,087
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	554,405

		$4,813,208

Insured – Special Tax Revenue — 1.5%
Puerto Rico Sales Tax Financing Corp., (AGM), 0.00%, 8/1/33	$560	$233,055
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	615	117,890

		$350,945

Insured – Water and Sewer — 9.1%
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	$1,500	$1,693,065
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	363,939

		$2,057,004

23	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 4.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,044,010

		$1,044,010

Special Tax Revenue — 5.0%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,122,460

		$1,122,460

Water and Sewer — 4.5%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$738,481
Port Huron, Water Supply System, 5.25%, 10/1/31	250	268,070

		$1,006,551

Total Tax-Exempt Investments — 156.9% (identified cost $33,176,136)		$35,456,694

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (12.4)%		$(2,800,313)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (46.2)%		$(10,455,185)

Other Assets, Less Liabilities — 1.7%		$394,309

Net Assets Applicable to Common Shares — 100.0%		$22,595,505

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 45.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.8% to 14.2% of total investments.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

24	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 162.0%

Security	Principal Amount (000’s omitted)	Value

Education — 4.9%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$382,112
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	235,141
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	392,890
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	755,288

		$1,765,431

Escrowed / Prerefunded — 6.1%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/27	$1,115	$1,262,838
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	515	520,212
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	135	143,625
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	30	34,953
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	250	270,152

		$2,231,780

General Obligations — 0.8%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$260	$290,482

		$290,482

Hospital — 16.8%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$277,095
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	462,703
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	331,686
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	615	678,542
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	161,841
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	400	450,748
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,085	1,192,795

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	$1,200	$1,328,076
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 4.00%, 7/1/35	675	685,942
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	500	560,905

		$6,130,333

Housing — 2.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$925	$971,999

		$971,999

Insured – Education — 2.8%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$920,488
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	85	88,294
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	20	20,859

		$1,029,641

Insured – Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$653,850
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	349,425

		$1,003,275

Insured – Escrowed / Prerefunded — 24.1%
Bayonne, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	$1,000	$1,096,800
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/35	320	339,779
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.10%, 10/15/36	340	361,532
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.15%, 10/15/37	360	383,072
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.20%, 10/15/38	382	406,773
Jersey City, (AGM), Prerefunded to 1/15/19, 5.00%, 1/15/29	1,000	1,069,890
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	752,437
Monroe Township Board of Education, Middlesex County, (AGC), Prerefunded to 3/1/18, 4.75%, 3/1/34	1,015	1,050,596
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	450	484,272

25	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$840	$903,975
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 4.75%, 7/1/34	1,060	1,109,651
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	255	267,735
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/30	110	111,280
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/31	410	414,772

		$8,752,564

Insured – General Obligations — 22.8%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$2,026,040
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,594,080
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	842,120
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,832,177

		$8,294,417

Insured – Hospital — 4.9%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	$170	$176,195
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,615,590

		$1,791,785

Insured – Lease Revenue / Certificates of Participation — 6.2%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,273,290
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	360	391,003
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	583,505

		$2,247,798

Insured – Special Tax Revenue — 13.9%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$882,190
Garden State Preservation Trust, (AGM), 5.75%, 11/1/28	500	612,965
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	978,198
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,649,245
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	739,222

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,105	$211,818

		$5,073,638

Insured – Transportation — 9.6%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,200	$716,676
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	1,862,340
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	731,470
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	195,496

		$3,505,982

Insured – Water and Sewer — 11.2%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,545,100
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	536,848

		$4,081,948

Lease Revenue / Certificates of Participation — 1.3%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$465	$468,060

		$468,060

Senior Living / Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$704,369

		$704,369

Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,034,026

		$1,034,026

Transportation — 23.1%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$641,413
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	228,123
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	750	767,325
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,202,946
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,066,674

26	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	$2,000	$2,265,500
South Jersey Transportation Authority, 5.00%, 11/1/39	200	214,316

		$8,386,297

Water and Sewer — 3.3%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$695	$747,910
Sussex County Municipal Utilities Authority, 0.00%, 12/1/37	1,000	442,880

		$1,190,790

Total Tax-Exempt Investments — 162.0% (identified cost $55,003,137)		$58,954,615

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.1)%		$(2,225,332)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (47.5)%		$(17,277,004)

Other Assets, Less Liabilities — (8.4)%		$(3,067,303)

Net Assets Applicable to Common Shares — 100.0%		$36,384,976

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 60.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 22.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	14	Short	Jun-17	$(2,127,318)	$(2,111,813)	$15,505

						$15,505

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 164.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 10.4%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$821,318
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	2,500	2,615,600

		$3,436,918

Education — 24.7%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$121,939
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	675,319
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,425,909
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,412,585
New York Dormitory Authority, (New York University), 5.00%, 7/1/37	500	565,095
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	113,916
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	659,880
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	365,726
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,000	1,109,860
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,000	1,131,500
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	581,775

		$8,163,504

Electric Utilities — 4.0%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,335,647

		$1,335,647

Escrowed / Prerefunded — 3.1%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$335	$336,223
Triborough Bridge and Tunnel Authority, Prerefunded to 5/15/18, 5.00%, 11/15/37	340	355,609
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.00%, 11/15/38(1)	300	319,411

		$1,011,243

General Obligations — 9.6%
Long Beach City School District, 4.50%, 5/1/26	$500	$546,875

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
New York, 5.00%, 2/15/34(1)	$1,000	$1,124,700
New York City, 5.00%, 8/1/34(1)	1,350	1,517,886

		$3,189,461

Hospital — 9.7%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/33	$745	$833,864
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	135	146,348
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	193,927
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	524,665
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	260,316
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	970	1,044,816
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	165	189,055

		$3,192,991

Housing — 6.3%
New York City Housing Development Corp., 4.05%, 11/1/41	$330	$336,956
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	500	442,895
New York Mortgage Agency, 3.55%, 10/1/33	495	497,114
New York Mortgage Agency, 3.90%, 10/1/36	810	819,955

		$2,096,920

Industrial Development Revenue — 1.8%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500	$602,405

		$602,405

Insured – Education — 18.2%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$292,935
New York Dormitory Authority, (Barnard College), (NPFG), Prerefunded to 7/1/17, 5.00%, 7/1/24	1,150	1,162,167
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	345	374,894
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	545	593,740
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	850	859,741

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	$5,425	$2,724,706

		$6,008,183

Insured – Electric Utilities — 3.3%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	$500	$545,330
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	550,465

		$1,095,795

Insured – Escrowed / Prerefunded — 5.4%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	$905	$967,771
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	185	189,268
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	190	194,383
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	210	215,210
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	220	225,458

		$1,792,090

Insured – General Obligations — 7.9%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$584,605
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	615,530
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	264,407
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	191,260
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	196,650
Oyster Bay, (AGM), 4.00%, 8/1/28	725	760,431

		$2,612,883

Insured – Hospital — 3.1%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$519,450
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	507,015

		$1,026,465

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 3.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$1,003,105

		$1,003,105

Insured – Special Tax Revenue — 4.1%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$573,867
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	552,143
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	227,153

		$1,353,163

Other Revenue — 9.9%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$618,101
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	500	544,160
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,122,986

		$3,285,247

Special Tax Revenue — 18.7%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$280	$318,399
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	220	252,167
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,162,253
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	727,532
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,150,642
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	585,655

		$6,196,648

Senior Living / Life Care — 0.9%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$30	$33,911
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	50	57,624
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	55	63,471
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	125	135,880

		$290,886

29	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 19.8%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,225,100
Nassau County Bridge Authority, 5.00%, 10/1/35	350	379,026
Nassau County Bridge Authority, 5.00%, 10/1/40	65	70,164
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,302,969
Niagara Falls Bridge Commission, 5.00%, 10/1/26	160	186,517
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	936,481
Port Authority of New York and New Jersey, 5.00%, 11/15/41	1,095	1,253,184
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	200	211,942

		$6,565,383

Water and Sewer — 1.0%
New York City Municipal Water Finance Authority, (Water and Sewer System), 3.00%, 6/15/46	$380	$328,692

		$328,692

Total Tax-Exempt Investments — 164.9% (identified cost $51,837,648)		$54,587,629

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.3)%		$(1,750,196)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (34.5)%		$(11,427,229)

Other Assets, Less Liabilities — (25.1)%		$(8,296,675)

Net Assets Applicable to Common Shares — 100.0%		$33,113,529

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 27.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 9.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Jun-17	$(2,279,268)	$(2,262,656)	$16,612

						$16,612

30	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

31	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 153.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.3%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$794,640
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	650	726,830

		$1,521,470

Education — 9.8%
Kent State University, 5.00%, 5/1/30	$365	$427,514
Miami University, 5.00%, 9/1/41	500	567,870
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	200	217,466
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	564,640
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/42(1)	500	566,710
Ohio State University, 5.00%, 12/1/30	455	558,785
Wright State University, 5.00%, 5/1/31	500	552,325

		$3,455,310

Electric Utilities — 4.0%
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	$615	$630,701
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	180	202,626
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	573,120

		$1,406,447

Escrowed / Prerefunded — 12.8%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$900	$975,168
Canton Local School District, (School Facilities Construction and Improvement), Prerefunded to 5/1/21, 5.00%, 11/1/43	1,000	1,141,540
Franklin County, Prerefunded to 12/1/17, 5.00%, 12/1/27	500	514,075
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	250	256,970
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	105	117,250
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	290	328,860
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	1,040	1,144,115

		$4,477,978

Security	Principal Amount (000’s omitted)	Value

General Obligations — 3.7%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$304,374
Lakewood City School District, 5.00%, 11/1/39	400	451,804
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	547,260

		$1,303,438

Hospital — 15.3%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$941,405
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	474,060
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	283,728
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	260	261,690
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	537,580
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	807,661
Montgomery County, (Kettering Health Network Obligated Group), 4.00%, 8/1/47	500	498,080
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	550,490
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	182,881
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	634,422
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	183,591

		$5,355,588

Insured – Education — 0.2%
Kent State University, (AGC), 5.00%, 5/1/26	$80	$85,670

		$85,670

Insured – Electric Utilities — 18.3%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$40	$41,336
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,750	1,935,093
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	402,370
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,703,050

32	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$305	$324,267

		$6,406,116

Insured – Escrowed / Prerefunded — 32.6%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$660	$685,159
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	920	995,486
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	330	357,076
Miami University, (AGM), (AMBAC), Prerefunded to 9/1/17, 3.25%, 9/1/26	2,000	2,020,280
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,070,430
Ohio University, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/33	500	523,580
Olentangy, Local School District, (AGC), Prerefunded to 6/1/18, 5.00%, 12/1/36	1,400	1,466,360
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	157,092
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	534,174
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/26	500	503,600
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/32	1,000	1,007,200
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	360	371,196
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	640	659,757
Youngstown State University, (AGC), Prerefunded to 6/15/19, 5.50%, 12/15/33	1,000	1,095,050

		$11,446,440

Insured – General Obligations — 14.3%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$489,224
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	624,815
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,813,992
Wapakoneta City School District, (AGM), Prerefunded to 6/1/18, 4.75%, 12/1/35	2,000	2,089,020

		$5,017,051

Insured – Hospital — 5.2%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(2)	$1,760	$1,811,726

		$1,811,726

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 11.5%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,036,711
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,943,875
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	47,923

		$4,028,509

Insured – Transportation — 4.4%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$528,211
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	500	531,255
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	479,627

		$1,539,093

Insured – Water and Sewer — 1.6%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$548,471

		$548,471

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$391,632

		$391,632

Senior Living / Life Care — 4.0%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$558,820
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	398,423
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	207,324
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	250,336

		$1,414,903

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$566,060

		$566,060

Transportation — 3.4%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$103,509
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,091,160

		$1,194,669

33	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 5.5%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(2)	$1,000	$1,036,800
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	558,495
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	340,968

		$1,936,263

Total Tax-Exempt Investments — 153.6% (identified cost $48,778,939)		$53,906,834

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.4)%		$(2,250,389)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (41.8)%		$(14,663,011)

Other Assets, Less Liabilities — (5.4)%		$(1,884,498)

Net Assets Applicable to Common Shares — 100.0%		$35,108,936

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 57.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 19.1% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

34	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 158.4%

Security	Principal Amount (000’s omitted)	Value

Education — 31.0%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	$390	$432,888
Delaware County Authority, (Villanova University), 5.00%, 8/1/35	750	839,303
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,694,805
Lehigh County General Purpose Authority, (Muhlenberg College), 5.00%, 2/1/31	755	868,159
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	857,768
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	95	107,250
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	135	153,067
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	285	324,361
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	185	209,141
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	270	299,211
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	230	252,993
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	610	654,329
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/26	670	746,950
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/34	530	594,453
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 4.25%, 11/1/34	1,740	1,774,139
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	482,055
Pennsylvania State University, 5.00%, 9/1/34	750	869,572
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	840,143
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	287,205
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	628,619

		$12,916,411

Escrowed / Prerefunded — 7.7%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,212,215

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	$925	$1,023,947
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	200,102
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/19, 5.25%, 1/1/32	715	767,188

		$3,203,452

General Obligations — 13.2%
Chester County, 4.00%, 7/15/29	$250	$277,893
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,221,450
Pennsylvania, 4.00%, 4/1/29(1)	3,000	3,176,310
West York Area School District, 5.00%, 4/1/33	750	824,887

		$5,500,540

Hospital — 12.1%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$804,322
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,084,930
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	509,470
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	542,025
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	272,410
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	725,780
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	827,040
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	283,133

		$5,049,110

Housing — 1.6%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$182,308
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	507,650

		$689,958

Insured – Education — 4.4%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/27	$500	$520,285

35	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	$375	$390,214
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	910,498

		$1,820,997

Insured – Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$512,109
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	782,295

		$1,294,404

Insured – Escrowed / Prerefunded — 22.5%
Allegheny County Sanitation Authority, (BHAC), (FGIC), Prerefunded to 6/1/17, 5.00%, 12/1/32	$300	$302,142
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	1,250	1,387,862
Centennial School District, (AGM), Prerefunded to 12/15/18, 5.25%, 12/15/37	660	707,494
Central Greene School District, (AGM), Prerefunded to 2/15/18, 5.00%, 2/15/35	1,000	1,035,870
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	144,954
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,620	1,716,066
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	522,975
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), Prerefunded to 11/1/17, 5.00%, 5/1/37	1,530	1,567,363
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	530,705
Philadelphia Gas Works, (AMBAC), Prerefunded to 10/1/17, 5.00%, 10/1/37	890	908,886
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	91,911
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	91,949
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	356,832

		$9,365,009

Insured – General Obligations — 22.4%
Erie School District, (AMBAC), 0.00%, 9/1/30	$1,000	$561,000
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	823,650

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Luzerne County, (AGM), 5.00%, 11/15/29	$250	$275,712
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,263,245
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,475,088
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,573,515
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,024,580
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,355,835

		$9,352,625

Insured – Hospital — 0.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$308,805

		$308,805

Insured – Industrial Development Revenue — 2.6%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,079,420

		$1,079,420

Insured – Lease Revenue / Certificates of Participation — 4.3%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$533,510
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,242,046

		$1,775,556

Insured – Special Tax Revenue — 3.2%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,096,420
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	248,238

		$1,344,658

Insured – Transportation — 6.1%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$297,620
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	2,100	2,231,271

		$2,528,891

Insured – Water and Sewer — 10.2%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$551,550
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,250	883,000
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,522,292
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,294,272

		$4,251,114

36	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 4.1%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,727,205

		$1,727,205

Transportation — 7.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$505,520
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	792,999
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,101,380
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	325	358,989
Philadelphia, Airport Revenue, 5.25%, 6/15/27	500	554,410

		$3,313,298

Water and Sewer — 1.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$548,785

		$548,785

Total Tax-Exempt Investments — 158.4% (identified cost $62,030,957)		$66,070,238

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.0)%		$(1,275,049)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (48.8)%		$(20,340,094)

Other Assets, Less Liabilities — (6.6)%		$(2,751,322)

Net Assets Applicable to Common Shares — 100.0%		$41,703,773

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2017, 50.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Jun-17	$(3,039,025)	$(3,016,875)	$22,150

						$22,150

37	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2017

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Statements of Assets and Liabilities (Unaudited)

	March 31, 2017
Assets	Municipal Fund II		California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$202,440,066		$76,763,242	$35,583,918	$33,176,136
Unrealized appreciation	14,674,416		5,138,163	3,801,677	2,280,558
Investments, at value	$217,114,482		$81,901,405	$39,385,595	$35,456,694
Cash	$—		$106,564	$712,619	$—
Restricted cash*	127,600		87,750	39,600	—
Interest receivable	2,851,291		791,708	457,139	496,266
Receivable for investments sold	1,570,286		1,225,000	—	—
Total assets	$221,663,659		$84,112,427	$40,594,953	$35,952,960

Liabilities
Payable for floating rate notes issued (net of unamortized deferred debt issuance costs of $26,529, $8,357, $0 and $0, respectively)	$42,568,471		$7,241,643	$500,000	$—
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $195,743, $127,796, $77,641 and $69,815, respectively)	39,754,257		24,672,204	12,872,359	10,455,185
Payable for when-issued securities	—		1,425,832	—	—
Payable for variation margin on open financial futures contracts	9,063		7,969	2,813	—
Due to custodian	320,215		—	—	60,456
Payable to affiliate:
Investment adviser fee	103,042		38,538	18,903	16,714
Interest expense and fees payable	167,425		19,873	678	—
Accrued expenses	62,166		37,979	28,691	24,787
Total liabilities	$82,984,639		$33,444,038	$13,423,444	$10,557,142
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$4,750,669		$900,067	$625,024	$2,800,313
Net assets applicable to common shares	$133,928,351		$49,768,322	$26,546,485	$22,595,505

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,134		$38,864	$17,685	$15,001
Additional paid-in capital	142,882,326		56,021,506	25,407,057	21,297,071
Accumulated net realized loss	(23,810,070)		(11,677,448)	(2,753,075)	(1,067,571)
Accumulated undistributed net investment income	49,428		235,692	63,174	70,446
Net unrealized appreciation	14,706,533		5,149,708	3,811,644	2,280,558
Net assets applicable to common shares	$133,928,351		$49,768,322	$26,546,485	$22,595,505

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	190	(1)	36	25	112

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,598		992	518	421

Common Shares Outstanding	10,013,381		3,886,356	1,768,514	1,500,065

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.37		$12.81	$15.01	$15.06

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

(1)	Comprised of 62 Series A shares and 128 Series B shares.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2017
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$55,003,137	$51,837,648	$48,778,939	$62,030,957
Unrealized appreciation	3,951,478	2,749,981	5,127,895	4,039,281
Investments, at value	$58,954,615	$54,587,629	$53,906,834	$66,070,238
Cash	$70,370	$142,283	$303,906	$—
Restricted cash*	61,600	66,000	—	88,000
Interest receivable	615,500	648,889	562,058	780,476
Receivable for investments sold	15,000	40,000	—	—
Total assets	$59,717,085	$55,484,801	$54,772,798	$66,938,714

Liabilities
Payable for floating rate notes issued	$3,740,000	$9,100,000	$2,120,000	$3,390,000
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $97,996, $72,771, $86,989 and $109,906, respectively)	17,277,004	11,427,229	14,663,011	20,340,094
Payable for when-issued securities	—	—	566,255	—
Payable for variation margin on open financial futures contracts	4,375	4,688	—	6,250
Due to custodian	—	—	—	137,279
Payable to affiliate:
Investment adviser fee	27,378	25,846	25,248	31,132
Interest expense and fees payable	21,671	30,987	8,691	21,627
Accrued expenses	36,349	32,326	30,268	33,510
Total liabilities	$21,106,777	$20,621,076	$17,413,473	$23,959,892
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$2,225,332	$1,750,196	$2,250,389	$1,275,049
Net assets applicable to common shares	$36,384,976	$33,113,529	$35,108,936	$41,703,773

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$25,792	$25,565	$25,379	$29,600
Additional paid-in capital	37,294,930	36,654,528	36,121,199	42,784,848
Accumulated net realized loss	(5,045,356)	(6,438,760)	(6,265,826)	(5,350,041)
Accumulated undistributed net investment income	142,627	105,603	100,289	177,935
Net unrealized appreciation	3,966,983	2,766,593	5,127,895	4,061,431
Net assets applicable to common shares	$36,384,976	$33,113,529	$35,108,936	$41,703,773

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	89	70	90	51

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	695	460	590	818

Common Shares Outstanding	2,579,166	2,556,510	2,537,940	2,960,040

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.11	$12.95	$13.83	$14.09

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2017
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$4,476,008	$1,668,948	$830,398	$746,879
Total investment income	$4,476,008	$1,668,948	$830,398	$746,879

Expenses
Investment adviser fee	$610,659	$227,247	$114,230	$98,928
Trustees’ fees and expenses	6,812	2,698	1,480	1,313
Custodian fee	32,028	18,563	12,312	11,678
Transfer and dividend disbursing agent fees	9,394	9,624	9,354	9,344
Legal and accounting services	32,374	23,424	19,529	16,402
Printing and postage	11,057	4,679	3,722	4,077
Interest expense and fees	670,598	261,918	132,461	103,123
Auction preferred shares service fee	1,876	355	248	1,107
Miscellaneous	38,117	28,568	25,062	24,635
Total expenses	$1,412,915	$577,076	$318,398	$270,607

Net investment income	$3,063,093	$1,091,872	$512,000	$476,272

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(491,050)	$(463,763)	$100,535	$39,418
Financial futures contracts	475,018	333,125	147,419	—
Net realized gain (loss)	$(16,032)	$(130,638)	$247,954	$39,418
Change in unrealized appreciation (depreciation) —
Investments	$(8,077,850)	$(2,572,804)	$(2,116,211)	$(1,274,068)
Financial futures contracts	(49,979)	(32,765)	(15,511)	—
Net change in unrealized appreciation (depreciation)	$(8,127,829)	$(2,605,569)	$(2,131,722)	$(1,274,068)

Net realized and unrealized loss	$(8,143,861)	$(2,736,207)	$(1,883,768)	$(1,234,650)

Distributions to auction preferred shareholders
From net investment income	$(27,114)	$(5,198)	$(3,556)	$(16,174)

Net decrease in net assets from operations	$(5,107,882)	$(1,649,533)	$(1,375,324)	$(774,552)

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Statements of Operations (Unaudited) — continued

	Six Months Ended March 31, 2017
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$1,255,096	$1,142,170	$1,163,460	$1,440,985
Total investment income	$1,255,096	$1,142,170	$1,163,460	$1,440,985

Expenses
Investment adviser fee	$163,091	$153,386	$149,881	$184,731
Trustees’ fees and expenses	2,001	1,901	1,859	2,234
Custodian fee	15,361	16,376	14,035	14,306
Transfer and dividend disbursing agent fees	9,364	9,344	9,360	9,574
Legal and accounting services	21,629	22,352	19,123	20,105
Printing and postage	4,713	4,116	4,971	5,483
Interest expense and fees	190,262	169,433	157,074	216,495
Auction preferred shares service fee	879	692	890	504
Miscellaneous	27,182	26,664	26,935	27,890
Total expenses	$434,482	$404,264	$384,128	$481,322

Net investment income	$820,614	$737,906	$779,332	$959,663

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$421,767	$(501,370)	$(2,616)	$13,626
Financial futures contracts	229,319	245,699	—	327,599
Net realized gain (loss)	$651,086	$(255,671)	$(2,616)	$341,225
Change in unrealized appreciation (depreciation) —
Investments	$(3,610,138)	$(1,822,982)	$(2,313,252)	$(2,843,813)
Financial futures contracts	(24,127)	(25,851)	—	(34,468)
Net change in unrealized appreciation (depreciation)	$(3,634,265)	$(1,848,833)	$(2,313,252)	$(2,878,281)

Net realized and unrealized loss	$(2,983,179)	$(2,104,504)	$(2,315,868)	$(2,537,056)

Distributions to auction preferred shareholders
From net investment income	$(12,839)	$(10,109)	$(12,859)	$(7,252)

Net decrease in net assets from operations	$(2,175,404)	$(1,376,707)	$(1,549,395)	$(1,584,645)

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Statements of Changes in Net Assets

	Six Months Ended March 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$3,063,093	$1,091,872	$512,000	$476,272
Net realized gain (loss) from investment transactions and financial futures contracts	(16,032)	(130,638)	247,954	39,418
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(8,127,829)	(2,605,569)	(2,131,722)	(1,274,068)
Distributions to auction preferred shareholders —
From net investment income	(27,114)	(5,198)	(3,556)	(16,174)
Net decrease in net assets from operations	$(5,107,882)	$(1,649,533)	$(1,375,324)	$(774,552)
Distributions to common shareholders —
From net investment income	$(3,020,036)	$(1,030,662)	$(517,644)	$(464,720)
Total distributions to common shareholders	$(3,020,036)	$(1,030,662)	$(517,644)	$(464,720)

Net decrease in net assets	$(8,127,918)	$(2,680,195)	$(1,892,968)	$(1,239,272)

Net Assets Applicable to Common Shares
At beginning of period	$142,056,269	$52,448,517	$28,439,453	$23,834,777
At end of period	$133,928,351	$49,768,322	$26,546,485	$22,595,505

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$49,428	$235,692	$63,174	$70,446

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Statements of Changes in Net Assets — continued

	Six Months Ended March 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$820,614	$737,906	$779,332	$959,663
Net realized gain (loss) from investment transactions and financial futures contracts	651,086	(255,671)	(2,616)	341,225
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(3,634,265)	(1,848,833)	(2,313,252)	(2,878,281)
Distributions to auction preferred shareholders —
From net investment income	(12,839)	(10,109)	(12,859)	(7,252)
Net decrease in net assets from operations	$(2,175,404)	$(1,376,707)	$(1,549,395)	$(1,584,645)
Distributions to common shareholders —
From net investment income	$(824,817)	$(750,080)	$(764,419)	$(966,157)
Total distributions to common shareholders	$(824,817)	$(750,080)	$(764,419)	$(966,157)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$—	$2,404	$—
Net increase in net assets from capital share transactions	$—	$—	$2,404	$—

Net decrease in net assets	$(3,000,221)	$(2,126,787)	$(2,311,410)	$(2,550,802)

Net Assets Applicable to Common Shares
At beginning of period	$39,385,197	$35,240,316	$37,420,346	$44,254,575
At end of period	$36,384,976	$33,113,529	$35,108,936	$41,703,773

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$142,627	$105,603	$100,289	$177,935

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2016
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$6,670,230	$2,373,303	$1,095,314	$1,023,537
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(238,885)	31,073	(177,504)	—
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,883,663	506,291	1,421,273	1,005,211
Distributions to auction preferred shareholders —
From net investment income	(34,297)	(11,631)	(6,274)	(17,098)
Discount on redemption and repurchase of auction preferred shares	1,797,750	1,116,000	582,750	473,625
Net increase in net assets from operations	$12,078,461	$4,015,036	$2,915,559	$2,485,275
Distributions to common shareholders —
From net investment income	$(6,729,703)	$(2,489,124)	$(1,163,327)	$(1,058,966)
Total distributions to common shareholders	$(6,729,703)	$(2,489,124)	$(1,163,327)	$(1,058,966)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$8,111	$—	$—
Net increase in net assets from capital share transactions	$—	$8,111	$—	$—

Net increase in net assets	$5,348,758	$1,534,023	$1,752,232	$1,426,309

Net Assets Applicable to Common Shares
At beginning of year	$136,707,511	$50,914,494	$26,687,221	$22,408,468
At end of year	$142,056,269	$52,448,517	$28,439,453	$23,834,777

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$33,485	$179,680	$72,374	$75,068

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2016
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,741,730	$1,565,546	$1,664,272	$2,051,733
Net realized gain (loss) from investment transactions and financial futures contracts	(190,085)	94,317	120,419	(337,929)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,189,782	527,952	1,395,985	2,175,874
Distributions to auction preferred shareholders —
From net investment income	(15,805)	(12,081)	(14,782)	(11,340)
Discount on redemption and repurchase of auction preferred shares	781,875	517,500	663,750	920,250
Net increase in net assets from operations	$4,507,497	$2,693,234	$3,829,644	$4,798,588
Distributions to common shareholders —
From net investment income	$(1,839,344)	$(1,692,030)	$(1,696,824)	$(2,228,821)
Total distributions to common shareholders	$(1,839,344)	$(1,692,030)	$(1,696,824)	$(2,228,821)
Capital share transactions —
Reinvestment of distributions to common shareholders	$2,749	$6,563	$11,488	$—
Net increase in net assets from capital share transactions	$2,749	$6,563	$11,488	$—

Net increase in net assets	$2,670,902	$1,007,767	$2,144,308	$2,569,767

Net Assets Applicable to Common Shares
At beginning of year	$36,714,295	$34,232,549	$35,276,038	$41,684,808
At end of year	$39,385,197	$35,240,316	$37,420,346	$44,254,575

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$159,669	$127,886	$98,235	$191,681

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2017
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Net decrease in net assets from operations	$(5,107,882)	$(1,649,533)	$(1,375,324)	$(774,552)
Distributions to auction preferred shareholders	27,114	5,198	3,556	16,174
Net decrease in net assets from operations excluding distributions to auction preferred shareholders	$(5,080,768)	$(1,644,335)	$(1,371,768)	$(758,378)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(15,241,610)	(11,164,994)	(1,086,991)	(2,286,858)
Investments sold	12,211,500	9,736,869	1,713,836	1,963,883
Net amortization/accretion of premium (discount)	131,133	(98,200)	22,418	(35,984)
Amortization of deferred debt issuance costs	803	273	—	—
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	43,583	28,447	17,278	15,540
Increase in restricted cash	(9,600)	(5,750)	(2,600)	—
Decrease (increase) in interest receivable	(3,308)	(11,135)	953	(32,257)
Decrease in receivable for variation margin on open financial futures contracts	42,594	28,359	13,219	—
Increase in payable for variation margin on open financial futures contracts	9,063	7,969	2,813	—
Increase (decrease) in payable to affiliate for investment adviser fee	(815)	611	(738)	(110)
Increase (decrease) in interest expense and fees payable	18,340	(558)	(1,297)	—
Decrease in accrued expenses	(57,744)	(35,819)	(29,227)	(26,728)
Net change in unrealized (appreciation) depreciation from investments	8,077,850	2,572,804	2,116,211	1,274,068
Net realized (gain) loss from investments	491,050	463,763	(100,535)	(39,418)
Net cash provided by (used in) operating activities	$632,071	$(121,696)	$1,293,572	$73,758

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(3,020,036)	$(1,030,662)	$(517,644)	$(464,720)
Cash distributions paid to auction preferred shareholders	(27,136)	(5,198)	(3,555)	(16,174)
Proceeds from secured borrowings	—	1,600,000	—	—
Repayment of secured borrowings	—	—	(870,000)	—
Increase (decrease) in due to custodian	320,215	(335,880)	—	60,456
Net cash provided by (used in) financing activities	$(2,726,957)	$228,260	$(1,391,199)	$(420,438)

Net increase (decrease) in cash	$(2,094,886)	$106,564	$(97,627)	$(346,680)

Cash at beginning of period	$2,094,886	$—	$810,246	$346,680

Cash at end of period	$—	$106,564	$712,619	$—

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$651,455	$262,203	$133,758	$103,123

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Statements of Cash Flows (Unaudited) — continued

	Six Months Ended March 31, 2017
Cash Flows From Operating Activities	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Net decrease in net assets from operations	$(2,175,404)	$(1,376,707)	$(1,549,395)	$(1,584,645)
Distributions to auction preferred shareholders	12,839	10,109	12,859	7,252
Net decrease in net assets from operations excluding distributions to auction preferred shareholders	$(2,162,565)	$(1,366,598)	$(1,536,536)	$(1,577,393)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(2,492,064)	(7,571,736)	(569,995)	(2,336,856)
Investments sold	2,574,408	9,170,390	216,787	1,908,412
Net amortization/accretion of premium (discount)	(240,571)	5,230	(222,332)	(119,471)
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	21,813	16,194	19,363	24,463
Increase in restricted cash	(3,600)	(5,000)	—	(7,000)
Decrease (increase) in interest receivable	(8,813)	3,040	348	13,587
Decrease in receivable for variation margin on open financial futures contracts	20,563	22,031	—	29,375
Decrease in receivable from the transfer agent	—	—	2,419	—
Increase in payable for variation margin on open financial futures contracts	4,375	4,688	—	6,250
Decrease in payable to affiliate for investment adviser fee	(627)	(277)	(336)	(252)
Increase (decrease) in interest expense and fees payable	7,468	(209)	2,062	4,697
Decrease in accrued expenses	(28,945)	(35,719)	(31,325)	(33,334)
Net change in unrealized (appreciation) depreciation from investments	3,610,138	1,822,982	2,313,252	2,843,813
Net realized (gain) loss from investments	(421,767)	501,370	2,616	(13,626)
Net cash provided by operating activities	$879,813	$2,566,386	$196,323	$742,665

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(824,817)	$(750,080)	$(762,015)	$(966,157)
Cash distributions paid to auction preferred shareholders	(12,839)	(10,109)	(12,874)	(7,253)
Repayment of secured borrowings	—	(2,000,000)	—	—
Increase in due to custodian	—	—	—	137,279
Net cash used in financing activities	$(837,656)	$(2,760,189)	$(774,889)	$(836,131)

Net increase (decrease) in cash	$42,157	$(193,803)	$(578,566)	$(93,466)

Cash at beginning of period	$28,213	$336,086	$882,472	$93,466

Cash at end of period	$70,370	$142,283	$303,906	$—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$—	$—	$2,404	$—
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$182,794	$169,642	$155,012	$211,798

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$14.190		$13.650		$13.620	$11.840	$13.370	$12.040

Income (Loss) From Operations
Net investment income(1)	$0.306		$0.666		$0.739	$0.757	$0.752	$0.778
Net realized and unrealized gain (loss)	(0.821)		0.369		0.046	1.785	(1.516)	1.437
Distributions to APS shareholders(1)
From net investment income	(0.003)		(0.003)		(0.006)	(0.005)	(0.009)	(0.011)
Discount on redemption and repurchase of APS(1)	—		0.180		—	—	—	—

Total income (loss) from operations	$(0.518)		$1.212		$0.779	$2.537	$(0.773)	$2.204

Less Distributions to Common Shareholders
From net investment income	$(0.302)		$(0.672)		$(0.749)	$(0.757)	$(0.757)	$(0.874)

Total distributions to common shareholders	$(0.302)		$(0.672)		$(0.749)	$(0.757)	$(0.757)	$(0.874)

Net asset value — End of period (Common shares)	$13.370		$14.190		$13.650	$13.620	$11.840	$13.370

Market value — End of period (Common shares)	$12.280		$13.500		$12.550	$12.570	$11.200	$13.880

Total Investment Return on Net Asset Value(2)	(3.46	)%(3)	9.27	%(4)	6.30%	22.61%	(5.83)%	18.56%

Total Investment Return on Market Value(2)	(6.79	)%(3)	13.07%		5.89%	19.62%	(14.20)%	11.59%

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$133,928		$142,056	$136,708	$136,398	$118,569	$133,772
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.10	%(7)	1.17%	1.11%	1.20%	1.23%	1.37%
Interest and fee expense(8)	1.00	%(7)	0.58%	0.19%	0.21%	0.23%	0.28%
Total expenses(6)	2.10	%(7)	1.75%	1.30%	1.41%	1.46%	1.65%
Net investment income	4.55	%(7)	4.71%	5.37%	6.01%	5.83%	6.14%
Portfolio Turnover	6	%(3)	7%	6%	10%	7%	16%
Senior Securities:
Total preferred shares outstanding(9)	1,788		1,788	1,788	1,788	1,788	1,788
Asset coverage per preferred share(10)	$99,795		$104,450	$101,459	$101,285	$91,314	$99,818
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 7.89%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares and APS as of March 31, 2017 and September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.83%	0.89%	0.84%	0.89%	0.91%	1.02%
Interest and fee expense	0.75%	0.44%	0.14%	0.15%	0.17%	0.20%
Total expenses	1.58%	1.33%	0.98%	1.04%	1.08%	1.22%
Net investment income	3.42%	3.58%	4.06%	4.44%	4.33%	4.54%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$13.500		$13.100		$13.280	$11.770	$13.410	$11.730

Income (Loss) From Operations
Net investment income(1)	$0.281		$0.611		$0.754	$0.769	$0.756	$0.777
Net realized and unrealized gain (loss)	(0.705)		0.146		(0.194)	1.479	(1.632)	1.712
Distributions to APS shareholders(1)
From net investment income	(0.001)		(0.003)		(0.009)	(0.007)	(0.013)	(0.016)
Discount on redemption and repurchase of APS(1)	—		0.287		—	—	—	—

Total income (loss) from operations	$(0.425)		$1.041		$0.551	$2.241	$(0.889)	$2.473

Less Distributions to Common Shareholders
From net investment income	$(0.265)		$(0.641)		$(0.731)	$(0.731)	$(0.751)	$(0.793)

Total distributions to common shareholders	$(0.265)		$(0.641)		$(0.731)	$(0.731)	$(0.751)	$(0.793)

Net asset value — End of period (Common shares)	$12.810		$13.500		$13.100	$13.280	$11.770	$13.410

Market value — End of period (Common shares)	$11.510		$13.020		$12.540	$12.080	$11.260	$13.630

Total Investment Return on Net Asset Value(2)	(2.97	)%(3)	8.18	%(4)	4.47%	20.12%	(6.75)%	21.62%

Total Investment Return on Market Value(2)	(9.60	)%(3)	8.99%		9.94%	14.22%	(12.29)%	18.36%

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$49,768		$52,449	$50,914	$51,581	$45,732	$52,063
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.26	%(7)	1.36%	1.27%	1.32%	1.34%	1.36%
Interest and fee expense(8)	1.05	%(7)	0.54%	0.11%	0.12%	0.13%	0.14%
Total expenses(6)	2.31	%(7)	1.90%	1.38%	1.44%	1.47%	1.50%
Net investment income	4.37	%(7)	4.53%	5.69%	6.15%	5.84%	6.16%
Portfolio Turnover	12	%(3)	14%	0%	5%	7%	15%
Senior Securities:
Total preferred shares outstanding(9)	1,028		1,028	1,028	1,028	1,028	1,028
Asset coverage per preferred share(10)	$73,289		$76,020	$74,528	$75,176	$69,487	$75,645
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 5.88%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares and APS as of March 31, 2017 and September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.84%	0.91%	0.85%	0.86%	0.88%	0.89%
Interest and fee expense	0.69%	0.36%	0.07%	0.08%	0.09%	0.09%
Total expenses	1.53%	1.27%	0.92%	0.94%	0.97%	0.98%
Net investment income	2.89%	3.04%	3.80%	4.02%	3.86%	4.04%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

52	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$16.080		$15.090		$15.190	$13.530	$15.920	$14.230

Income (Loss) From Operations
Net investment income(1)	$0.290		$0.619		$0.775	$0.788	$0.801	$0.821
Net realized and unrealized gain (loss)	(1.065)		0.703		(0.105)	1.641	(2.389)	1.728
Distributions to APS shareholders(1)
From net investment income	(0.002)		(0.004)		(0.010)	(0.009)	(0.015)	(0.019)
Discount on redemption and repurchase of APS(1)	—		0.330		—	—	—	—

Total income (loss) from operations	$(0.777)		$1.648		$0.660	$2.420	$(1.603)	$2.530

Less Distributions to Common Shareholders
From net investment income	$(0.293)		$(0.658)		$(0.760)	$(0.760)	$(0.787)	$(0.840)

Total distributions to common shareholders	$(0.293)		$(0.658)		$(0.760)	$(0.760)	$(0.787)	$(0.840)

Net asset value — End of period (Common shares)	$15.010		$16.080		$15.090	$15.190	$13.530	$15.920

Market value — End of period (Common shares)	$13.540		$15.280		$13.650	$14.560	$12.510	$16.510

Total Investment Return on Net Asset Value(2)	(4.65	)%(3)	11.32	%(4)	4.76%	18.82%	(10.28)%	18.26%

Total Investment Return on Market Value(2)	(9.51	)%(3)	16.93%		(1.14)%	23.19%	(20.01)%	21.87%

53	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$26,546		$28,439	$26,687	$26,870	$23,925	$28,138
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.39	%(7)	1.53%	1.41%	1.44%	1.45%	1.46%
Interest and fee expense(8)	0.99	%(7)	0.53%	0.08%	0.08%	0.09%	0.09%
Total expenses(6)	2.38	%(7)	2.06%	1.49%	1.52%	1.54%	1.55%
Net investment income	3.83	%(7)	3.90%	5.11%	5.50%	5.31%	5.44%
Portfolio Turnover	3	%(3)	2%	7%	1%	3%	2%
Senior Securities:
Total preferred shares outstanding(9)	543		543	543	543	543	543
Asset coverage per preferred share(10)	$73,746		$77,375	$74,148	$74,484	$69,061	$76,820
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.04%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares and APS as of March 31, 2017 and September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.92%	1.03%	0.94%	0.94%	0.96%	0.97%
Interest and fee expense	0.66%	0.36%	0.05%	0.05%	0.06%	0.06%
Total expenses	1.58%	1.39%	0.99%	0.99%	1.02%	1.03%
Net investment income	2.54%	2.63%	3.39%	3.58%	3.52%	3.61%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

54	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$15.890		$14.940		$14.860	$13.160	$15.030	$14.040

Income (Loss) From Operations
Net investment income(1)	$0.318		$0.682		$0.793	$0.784	$0.789	$0.862
Net realized and unrealized gain (loss)	(0.827)		0.669		0.070	1.660	(1.859)	1.038
Distributions to APS shareholders(1)
From net investment income	(0.011)		(0.011)		(0.011)	(0.010)	(0.017)	(0.021)
Discount on redemption and repurchase of APS(1)	—		0.316		—	—	—	—

Total income (loss) from operations	$(0.520)		$1.656		$0.852	$2.434	$(1.087)	$1.879

Less Distributions to Common Shareholders
From net investment income	$(0.310)		$(0.706)		$(0.789)	$(0.734)	$(0.783)	$(0.889)

Total distributions to common shareholders	$(0.310)		$(0.706)		$(0.789)	$(0.734)	$(0.783)	$(0.889)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—		$0.017	$—	$—	$—

Net asset value — End of period (Common shares)	$15.060		$15.890		$14.940	$14.860	$13.160	$15.030

Market value — End of period (Common shares)	$13.440		$15.060		$13.020	$13.010	$11.790	$16.000

Total Investment Return on Net Asset Value(2)	(3.03	)%(3)	11.59	%(4)	6.63%	19.57%	(7.29)%	13.69%

Total Investment Return on Market Value(2)	(8.70	)%(3)	21.36%		6.11%	16.89%	(21.98)%	24.85%

55	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$22,596		$23,835	$22,408	$22,492	$19,931	$22,759
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.48	%(7)	1.65%	1.48%	1.54%	1.55%	1.54%
Interest and fee expense(8)	0.91	%(7)	0.47%	—	—	—	—
Total expenses(6)	2.39	%(7)	2.12%	1.48%	1.54%	1.55%	1.54%
Net investment income	4.21	%(7)	4.36%	5.30%	5.60%	5.46%	5.90%
Portfolio Turnover	5	%(3)	—	3%	30%	29%	19%
Senior Securities:
Total preferred shares outstanding(9)	533		533	533	533	533	533
Asset coverage per preferred share(10)	$67,263		$69,719	$67,042	$67,199	$62,395	$67,701
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.37%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares and APS as of March 31, 2017 and September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.94%	1.06%	0.93%	0.95%	0.96%	0.96%
Interest and fee expense	0.57%	0.30%	—	—	—	—
Total expenses	1.51%	1.36%	0.93%	0.95%	0.96%	0.96%
Net investment income	2.65%	2.78%	3.33%	3.44%	3.39%	3.68%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

56	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$15.270		$14.240		$14.480	$13.120	$14.640	$13.180

Income (Loss) From Operations
Net investment income(1)	$0.318		$0.675		$0.760	$0.755	$0.759	$0.820
Net realized and unrealized gain (loss)	(1.153)		0.771		(0.261)	1.318	(1.537)	1.471
Distributions to APS shareholders(1)
From net investment income	(0.005)		(0.006)		(0.010)	(0.009)	(0.015)	(0.019)
Discount on redemption and repurchase of APS(1)	—		0.303		—	—	—	—

Total income (loss) from operations	$(0.840)		$1.743		$0.489	$2.064	$(0.793)	$2.272

Less Distributions to Common Shareholders
From net investment income	$(0.320)		$(0.713)		$(0.750)	$(0.704)	$(0.727)	$(0.812)

Total distributions to common shareholders	$(0.320)		$(0.713)		$(0.750)	$(0.704)	$(0.727)	$(0.812)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—		$0.021	$—	$—	$—

Net asset value — End of period (Common shares)	$14.110		$15.270		$14.240	$14.480	$13.120	$14.640

Market value — End of period (Common shares)	$12.520		$14.710		$13.050	$12.540	$11.730	$15.090

Total Investment Return on Net Asset Value(2)	(5.29	)%(3)	12.67	%(4)	4.11%	16.77%	(5.48)%	17.69%

Total Investment Return on Market Value(2)	(12.76	)%(3)	18.43%		10.17%	13.11%	(18.01)%	19.58%

57	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2016	2015		2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$36,385		$39,385	$36,714		$37,789	$34,221	$38,140
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.33	%(7)	1.45%	1.29%		1.30%	1.35%	1.39%
Interest and fee expense(8)	1.03	%(7)	0.52%	0.00	%(9)	0.01%	0.04%	0.12%
Total expenses(6)	2.36	%(7)	1.97%	1.29%		1.31%	1.39%	1.51%
Net investment income	4.46	%(7)	4.50%	5.28%		5.50%	5.35%	5.87%
Portfolio Turnover	4	%(3)	8%	5%		5%	11%	16%
Senior Securities:
Total preferred shares outstanding(10)	784		784	784		784	784	784
Asset coverage per preferred share(11)	$71,285		$75,237	$71,830		$73,201	$68,650	$73,649
Involuntary liquidation preference per preferred share(12)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(12)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 10.43%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Amount is less than 0.005%.

(10)	Preferred shares represent iMTP Shares and APS as of March 31, 2017 and September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(11)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015		2014		2013	2012
Expenses excluding interest and fees	0.86%	0.96%	0.84%		0.84%		0.88%	0.90%
Interest and fee expense	0.68%	0.35%	0.00	%(9)	0.00	%(9)	0.03%	0.08%
Total expenses	1.54%	1.31%	0.84%		0.84%		0.91%	0.98%
Net investment income	2.91%	2.99%	3.46%		3.55%		3.50%	3.81%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

58	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$13.780		$13.390		$13.460	$12.380	$13.900	$12.760

Income (Loss) From Operations
Net investment income(1)	$0.289		$0.612		$0.700	$0.736	$0.714	$0.775
Net realized and unrealized gain (loss)	(0.822)		0.243		(0.083)	1.037	(1.537)	1.162
Distributions to APS shareholders(1)
From net investment income	(0.004)		(0.005)		(0.007)	(0.006)	(0.010)	(0.013)
Discount on redemption and repurchase of APS(1)	—		0.202		—	—	—	—

Total income (loss) from operations	$(0.537)		$1.052		$0.610	$1.767	$(0.833)	$1.924

Less Distributions to Common Shareholders
From net investment income	$(0.293)		$(0.662)		$(0.687)	$(0.687)	$(0.687)	$(0.784)

Total distributions to common shareholders	$(0.293)		$(0.662)		$(0.687)	$(0.687)	$(0.687)	$(0.784)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—		$0.007	$—	$—	$—

Net asset value — End of period (Common shares)	$12.950		$13.780		$13.390	$13.460	$12.380	$13.900

Market value — End of period (Common shares)	$11.780		$13.590		$12.320	$11.840	$11.120	$13.970

Total Investment Return on Net Asset Value(2)	(3.76	)%(3)	8.28	%(4)	5.22%	15.23%	(6.01)%	15.47%

Total Investment Return on Market Value(2)	(11.17	)%(3)	15.94%		10.09%	12.85%	(16.01)%	14.89%

59	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$33,114		$35,240	$34,233	$34,557	$31,779	$35,669
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.40	%(7)	1.49%	1.37%	1.39%	1.40%	1.42%
Interest and fee expense(8)	1.02	%(7)	0.54%	0.16%	0.17%	0.17%	0.22%
Total expenses(6)	2.42	%(7)	2.03%	1.53%	1.56%	1.57%	1.64%
Net investment income	4.43	%(7)	4.44%	5.20%	5.72%	5.33%	5.80%
Portfolio Turnover	14	%(3)	14%	1%	7%	14%	18%
Senior Securities:
Total preferred shares outstanding(9)	530		530	530	530	530	530
Asset coverage per preferred share(10)	$87,341		$91,492	$89,590	$90,203	$84,960	$92,301
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 6.69%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares and APS as of March 31, 2017 and September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.01%	1.09%	1.00%	1.00%	1.01%	1.02%
Interest and fee expense	0.73%	0.39%	0.11%	0.12%	0.12%	0.16%
Total expenses	1.74%	1.48%	1.11%	1.12%	1.13%	1.18%
Net investment income	3.17%	3.23%	3.75%	4.08%	3.85%	4.18%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

60	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$14.750		$13.900		$13.770	$12.220	$13.800	$12.220

Income (Loss) From Operations
Net investment income(1)	$0.307		$0.656		$0.741	$0.742	$0.736	$0.762
Net realized and unrealized gain (loss)	(0.921)		0.607		0.100	1.518	(1.584)	1.606
Distributions to APS shareholders(1)
From net investment income	(0.005)		(0.006)		(0.009)	(0.008)	(0.013)	(0.016)
Discount on redemption and repurchase of APS(1)	—		0.262		—	—	—	—

Total income (loss) from operations	$(0.619)		$1.519		$0.832	$2.252	$(0.861)	$2.352

Less Distributions to Common Shareholders
From net investment income	$(0.301)		$(0.669)		$(0.702)	$(0.702)	$(0.719)	$(0.772)

Total distributions to common shareholders	$(0.301)		$(0.669)		$(0.702)	$(0.702)	$(0.719)	$(0.772)

Net asset value — End of period (Common shares)	$13.830		$14.750		$13.900	$13.770	$12.220	$13.800

Market value — End of period (Common shares)	$12.770		$15.000		$12.460	$12.500	$11.380	$15.200

Total Investment Return on Net Asset Value(2)	(4.11	)%(3)	11.24	%(4)	6.63%	19.45%	(6.46)%	19.50%

Total Investment Return on Market Value(2)	(12.94	)%(3)	26.20%		5.30%	16.44%	(20.91)%	25.85%

61	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$35,109		$37,420	$35,276	$34,947	$30,995	$34,985
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.28	%(7)	1.38%	1.27%	1.32%	1.33%	1.35%
Interest and fee expense(8)	0.89	%(7)	0.46%	0.01%	0.03%	0.02%	0.01%
Total expenses(6)	2.17	%(7)	1.84%	1.28%	1.35%	1.35%	1.36%
Net investment income	4.41	%(7)	4.51%	5.33%	5.74%	5.51%	5.83%
Portfolio Turnover	0	%(3)(9)	5%	4%	12%	12%	12%
Senior Securities:
Total preferred shares outstanding(10)	680		680	680	680	680	680
Asset coverage per preferred share(11)	$76,503		$80,031	$76,877	$76,393	$70,581	$76,450
Involuntary liquidation preference per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.27%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Amount is less than 1%.

(10)	Preferred shares represent iMTP Shares and APS as of March 31, 2017 and September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(11)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.87%	0.95%	0.86%	0.87%	0.89%	0.89%
Interest and fee expense	0.60%	0.31%	0.01%	0.02%	0.01%	0.01%
Total expenses	1.47%	1.26%	0.87%	0.89%	0.90%	0.90%
Net investment income	2.98%	3.09%	3.60%	3.78%	3.67%	3.85%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

62	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$14.950		$14.080		$14.200	$12.710	$14.460	$13.180

Income (Loss) From Operations
Net investment income(1)	$0.324		$0.693		$0.809	$0.834	$0.812	$0.829
Net realized and unrealized gain (loss)	(0.856)		0.623		(0.147)	1.437	(1.742)	1.342
Distributions to APS shareholders(1)
From net investment income	(0.002)		(0.004)		(0.009)	(0.008)	(0.014)	(0.018)
Discount on redemption and repurchase of APS(1)	—		0.311		—	—	—	—

Total income (loss) from operations	$(0.534)		$1.623		$0.653	$2.263	$(0.944)	$2.153

Less Distributions to Common Shareholders
From net investment income	$(0.326)		$(0.753)		$(0.773)	$(0.773)	$(0.806)	$(0.873)

Total distributions to common shareholders	$(0.326)		$(0.753)		$(0.773)	$(0.773)	$(0.806)	$(0.873)

Net asset value — End of period (Common shares)	$14.090		$14.950		$14.080	$14.200	$12.710	$14.460

Market value — End of period (Common shares)	$12.700		$14.500		$12.240	$12.850	$11.590	$15.780

Total Investment Return on Net Asset Value(2)	(3.34	)%(3)	12.08	%(4)	5.29%	18.84%	(6.69)%	16.76%

Total Investment Return on Market Value(2)	(10.15	)%(3)	25.00%		1.16%	17.93%	(22.03)%	28.88%

63	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$41,704		$44,255	$41,685	$42,033	$37,619	$42,791
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.26	%(7)	1.40%	1.28%	1.34%	1.35%	1.33%
Interest and fee expense(8)	1.03	%(7)	0.55%	0.05%	0.08%	0.06%	0.04%
Total expenses(6)	2.29	%(7)	1.95%	1.33%	1.42%	1.41%	1.37%
Net investment income	4.56	%(7)	4.71%	5.69%	6.21%	5.83%	5.98%
Portfolio Turnover	3	%(3)	7%	4%	2%	14%	11%
Senior Securities:
Total preferred shares outstanding(9)	869		869	869	869	869	869
Asset coverage per preferred share(10)	$72,864		$75,926	$72,969	$73,370	$68,290	$74,242
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.75%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(9)	Preferred shares represent iMTP Shares and APS as of March 31, 2017 and September 30, 2016 and APS as of September 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.83%	0.93%	0.85%	0.86%	0.88%	0.87%
Interest and fee expense	0.68%	0.37%	0.03%	0.06%	0.04%	0.03%
Total expenses	1.51%	1.30%	0.88%	0.92%	0.92%	0.90%
Net investment income	3.01%	3.14%	3.75%	4.02%	3.82%	3.91%

APS – Auction Preferred Shares

iMTP Shares – Institutional MuniFund Term Preferred Shares

64	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

As of March 31, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by

65

Eaton Vance

Municipal Bond Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs) as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2017. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2017, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Floating Rate Notes Outstanding	$42,595,000	$7,250,000	$500,000
Interest Rate or Range of Interest Rates (%)	0.94 - 1.41	0.94 - 0.95	1.04
Collateral for Floating Rate Notes Outstanding	$55,690,158	$9,190,372	$929,708

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$3,740,000	$9,100,000	$2,120,000	$3,390,000
Interest Rate or Range of Interest Rates (%)	0.94	0.94	0.94 - 1.15	0.94 - 0.95
Collateral for Floating Rate Notes Outstanding	$5,332,174	$12,396,089	$2,848,526	$4,255,730

For the six months ended March 31, 2017, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Floating Rate Notes Outstanding	$42,595,000	$7,144,505	$1,094,341
Average Interest Rate	1.34%	1.28%	1.36%

66

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Municipal Bond Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$3,740,000	$9,990,110	$2,120,000	$3,390,000
Average Interest Rate	1.28%	1.33%	1.42%	1.29%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2017.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were restructured to comply with the Volcker Rule and all residual interest bonds held by the Funds at March 31, 2017 are Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts are recorded as interest expense.

H  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

L  New Accounting Pronouncement — During the six months ended March 31, 2017, the Funds adopted the FASB’s Accounting Standards Update No. 2015-03, which provides guidance to simplify the presentation of debt issuance costs and became effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Pursuant to the new standard, the Funds are required to present debt issuance costs in their Statement of Assets and Liabilities as a direct deduction from the carrying value of the related debt liability. Prior to the change, such costs were presented by the Funds as a deferred asset. This change in accounting had no impact on the Funds’ net assets.

67

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Municipal Bond Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS, with a Fund’s other preferred shares (see Note 3), are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements, as defined in the Funds’ By-laws and the 1940 Act, with respect to the preferred shares. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

On October 22, 2015, each Fund announced a tender offer to purchase up to 100% of its outstanding APS at a price per share equal to 95.5% of the APS liquidation preference of $25,000 per share (or $23,875 per share), plus any accrued but unpaid APS dividends. The tender offer expired on December 2, 2015. The number of APS accepted for repurchase pursuant to the tender offer and their liquidation preference were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Tendered and Redeemed	832	766	992	518	421
Redemption Amount	$19,864,000	$18,288,250	$23,684,000	$12,367,250	$10,051,375

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Tendered and Redeemed	695	460	590	818
Redemption Amount	$16,593,125	$10,982,500	$14,086,250	$19,529,750

There were no transactions in APS during the six months ended March 31, 2017.

3  Institutional MuniFund Term Preferred Shares

On December 11, 2015, each Fund issued Institutional MuniFund Term Preferred Shares (iMTP Shares) in a private offering to finance the tender offer for its outstanding APS (see Note 2). The number of new iMTP Shares issued was equal to the APS accepted for payment pursuant to the tender offer. The number of iMTP Shares issued and outstanding at March 31, 2017 was as follows:

Fund	iMTP Shares Issued and Outstanding

Municipal Fund II	1,598
California Fund II	992
Massachusetts Fund	518
Michigan Fund	421
New Jersey Fund	695
New York Fund II	460
Ohio Fund	590
Pennsylvania Fund	818

The iMTP Shares are a form of preferred shares that represent stock of the Funds. The iMTP Shares have a par value of $0.01 per share, a liquidation preference of $25,000 per share, and a mandatory redemption date of July 1, 2019, unless earlier redeemed or repurchased by a Fund. Dividends on the

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Eaton Vance

Municipal Bond Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

iMTP Shares are determined weekly based upon the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index Rate plus a spread. Such spread to the SIFMA Municipal Swap Index Rate is determined based on the current credit rating of the iMTP Shares. At March 31, 2017, the spread to the SIFMA Municipal Swap Index Rate was 0.85% for California Fund II and New York Fund II, 1.00% for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund, and 1.05% for Municipal Fund II.

The iMTP Shares are subject to optional and mandatory redemption in certain circumstances. After December 31, 2016, the iMTP Shares are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, plus an optional redemption premium. The iMTP Shares are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends (mandatory redemption price), if a Fund is in default for an extended period on its asset maintenance requirements with respect to its preferred shares. For so long as the iMTP Shares are outstanding, a Fund’s effective leverage ratio is not permitted to exceed 45%. In order to comply with this requirement, a Fund may have to redeem all or a portion of its iMTP Shares and APS at the mandatory redemption price.

The holders of the iMTP Shares, APS and common shares have equal voting rights of one vote per share except that the holders of the iMTP Shares and APS, voting as a class, are entitled to elect two Trustees of each Fund. If the dividends on the iMTP Shares and APS remain unpaid in an amount equal to two full years’ dividends, the holders of the iMTP Shares and APS voting as a class have the right to elect a majority of each Fund’s Trustees.

For financial reporting purposes, the liquidation value of the iMTP Shares (net of unamortized deferred offering costs) is presented as a liability on the Statements of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on iMTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statements of Operations. Costs incurred by each Fund in connection with its offering of iMTP Shares were capitalized as deferred offering costs and are being amortized to the mandatory redemption date of July 1, 2019.

The carrying amount of the iMTP Shares at March 31, 2017 represents its liquidation value, which approximates fair value. If measured at fair value, the iMTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2017.

The average liquidation preference of the iMTP Shares during the six months ended March 31, 2017 was as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Liquidation Preference of iMTP Shares	$39,950,000	$24,800,000	$12,950,000	$10,525,000

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Liquidation Preference of iMTP Shares	$17,375,000	$11,500,000	$14,750,000	$20,450,000

4  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS and iMTP Shares. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to APS and iMTP shareholders are recorded daily and are payable at the end of each dividend period.

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Eaton Vance

Municipal Bond Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

The dividend rates for APS at March 31, 2017, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Dividend Rates at March 31, 2017	1.36%	1.26%	1.36%	1.39%	1.36%
Dividends Accrued to APS Shareholders	$8,825	$18,289	$5,198	$3,556	$16,174
Average APS Dividend Rates	1.14%	1.15%	1.16%	1.14%	1.16%
Dividend Rate Ranges (%)	0.95 - 1.48	0.95 - 1.48	0.95 - 1.61	0.95 - 1.48	0.95 - 1.61

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Dividend Rates at March 31, 2017	1.36%	1.36%	1.26%	1.39%
Dividends Accrued to APS Shareholders	$12,839	$10,109	$12,859	$7,252
Average APS Dividend Rates	1.16%	1.16%	1.15%	1.14%
Dividend Rate Ranges (%)	0.95 - 1.61	0.95 - 1.61	0.95 - 1.48	0.95 - 1.48

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of March 31, 2017.

The dividend rates for iMTP Shares at March 31, 2017, and the amount of dividends accrued to iMTP shareholders and average iMTP dividend rates (annualized) for the six months then ended were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

iMTP Dividend Rates at March 31, 2017	1.96%	1.76%	1.91%	1.91%
Dividends Accrued to iMTP Shareholders	$342,399	$187,821	$107,762	$87,583
Average iMTP Dividend Rates	1.72%	1.52%	1.67%	1.67%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

iMTP Dividend Rates at March 31, 2017	1.91%	1.76%	1.91%	1.91%
Dividends Accrued to iMTP Shareholders	$144,584	$87,094	$122,740	$170,172
Average iMTP Dividend Rates	1.67%	1.52%	1.67%	1.67%

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2016, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this

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Eaton Vance

Municipal Bond Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

September 30, 2017	$2,011,041	$1,365,711	$94,578	$—
September 30, 2018	11,539,291	3,330,399	1,054,999	579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

Total capital loss carryforwards	$14,827,635	$6,235,997	$1,375,246	$1,095,400

Deferred capital losses:
Short-term	$2,517,385	$1,478,614	$673,878	$91,108
Long-term	$6,781,853	$3,987,829	$949,914	$—

Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

September 30, 2017	$244,927	$1,233,356	$1,620,085	$—
September 30, 2018	2,060,337	1,545,637	3,381,936	1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

Total capital loss carryforwards	$3,674,958	$4,327,097	$5,671,139	$2,874,946

Deferred capital losses:
Short-term	$932,752	$913,692	$613,512	$990,127
Long-term	$1,126,733	$1,001,362	$275,195	$1,979,556

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2017, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$159,400,505	$69,279,570	$34,976,757	$33,118,255

Gross unrealized appreciation	$15,649,669	$5,734,442	$3,949,161	$2,422,520
Gross unrealized depreciation	(530,692)	(362,607)	(40,323)	(84,081)

Net unrealized appreciation	$15,118,977	$5,371,835	$3,908,838	$2,338,439

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$51,165,550	$42,635,168	$46,350,303	$58,425,214

Gross unrealized appreciation	$4,451,554	$3,382,480	$5,547,077	$4,473,268
Gross unrealized depreciation	(402,489)	(530,019)	(110,546)	(218,244)

Net unrealized appreciation	$4,049,065	$2,852,461	$5,436,531	$4,255,024

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Eaton Vance

Municipal Bond Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding preferred shares issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS and iMTP Shares then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2017, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Adviser Fee	$610,659	$227,247	$114,230	$98,928

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Adviser Fee	$163,091	$153,386	$149,881	$184,731

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2017 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$15,241,610	$10,145,626	$1,086,991	$2,286,858
Sales	$13,781,786	$10,961,869	$1,713,836	$1,963,883

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$2,492,064	$7,571,736	$1,136,250	$2,336,856
Sales	$2,589,408	$9,210,390	$216,787	$1,908,412

7  Common Shares of Beneficial Interest

The Funds may issue common shares pursuant to their dividend reinvestment plans. For the six months ended March 31, 2017, the Ohio Fund issued 166 common shares pursuant to its dividend reinvestment plan and there were no common shares issued by the other Funds. For the year ended September 30, 2016, the California Fund II, New Jersey Fund, New York Fund II and Ohio Fund issued 597, 178, 469 and 775 common shares, respectively, pursuant to its dividend reinvestment plan and there were no common shares issued by the other Funds.

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the six months ended March 31, 2017 and the year ended September 30, 2016.

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Eaton Vance

Municipal Bond Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2017, the Municipal Fund II, Michigan Fund and Pennsylvania Fund had a payment due to SSBT pursuant to the foregoing arrangement of $320,215, $60,456 and $137,279, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2017. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2017. The Funds’ average overdraft advances during the six months ended March 31, 2017 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2017 is included in the Portfolio of Investments. At March 31, 2017, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2017 were as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund

Asset Derivative:
Futures Contracts	$32,117	(1)	$16,612	(1)	$9,967	(1)

Total	$32,117		$16,612		$9,967

Liability Derivative:
Futures Contracts	$—		$(5,067	)(1)	$—

Total	$—		$(5,067)		$—

	New Jersey Fund		New York Fund II		Pennsylvania Fund

Asset Derivative:
Futures Contracts	$15,505	(1)	$16,612	(1)	$22,150	(1)

Total	$15,505		$16,612		$22,150

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Eaton Vance

Municipal Bond Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2017 was as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$475,018	(1)	$333,125	(1)	$147,419	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(49,979	)(2)	$(32,765	)(2)	$(15,511	)(2)

	New Jersey Fund		New York Fund II		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$229,319	(1)	$245,699	(1)	$327,599	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(24,127	)(2)	$(25,851	)(2)	$(34,468	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended March 31, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Notional Amount:
Futures Contracts — Short	$4,566,000	$4,259,000	$1,417,000

	New Jersey Fund	New York Fund II	Pennsylvania Fund

Average Notional Amount:
Futures Contracts — Short	$2,204,000	$2,362,000	$3,149,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

74

Eaton Vance

Municipal Bond Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

At March 31, 2017, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$217,114,482	$—	$217,114,482

Total Investments	$—	$217,114,482	$—	$217,114,482
Futures Contracts	$32,117	$—	$—	$32,117

Total	$32,117	$217,114,482	$—	$217,146,599

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$81,901,405	$—	$81,901,405

Total Investments	$—	$81,901,405	$—	$81,901,405

Futures Contracts	$16,612	$—	$—	$16,612

Total	$16,612	$81,901,405	$—	$81,918,017

Liability Description

Futures Contracts	$(5,067)	$—	$—	$(5,067)

Total	$(5,067)	$—	$—	$(5,067)

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$39,385,595	$—	$39,385,595

Total Investments	$—	$39,385,595	$—	$39,385,595

Futures Contracts	$9,967	$—	$—	$9,967

Total	$9,967	$39,385,595	$—	$39,395,562

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$35,456,694	$—	$35,456,694

Total Investments	$—	$35,456,694	$—	$35,456,694

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$58,954,615	$—	$58,954,615

Total Investments	$—	$58,954,615	$—	$58,954,615

Futures Contracts	$15,505	$—	$—	$15,505

Total	$15,505	$58,954,615	$—	$58,970,120

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Eaton Vance

Municipal Bond Funds

March 31, 2017

Notes to Financial Statements (Unaudited) — continued

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$54,587,629	$—	$54,587,629

Total Investments	$—	$54,587,629	$—	$54,587,629

Futures Contracts	$16,612	$—	$—	$16,612

Total	$16,612	$54,587,629	$—	$54,604,241

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$53,906,834	$—	$53,906,834

Total Investments	$—	$53,906,834	$—	$53,906,834

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$66,070,238	$—	$66,070,238

Total Investments	$—	$66,070,238	$—	$66,070,238

Futures Contracts	$22,150	$—	$—	$22,150

Total	$22,150	$66,070,238	$—	$66,092,388

The Funds held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At March 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Eaton Vance

Municipal Bond Funds

March 31, 2017

Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of March 31, 2017, Fund records indicate that there are 11, 4, 3, 5, 6, 11, 5 and 21 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 3,838, 1,290, 776, 1,002, 1,144, 973, 1,370 and 1,731 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW

New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

77

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management,
Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7728    3.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 23, 2017